Income Taxes (Details 2) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax: Current:
Vacation accrual	$ 87,000
Earn out adjustment	80,000
Change in entity tax status	(79,000)
Debt discount	(27,000)
Valuation allowance	$ (61,000)
Net current deferred asset
Deferred Tax: Long term:
Deferred rent	$ 94,000
Accrued compensation	95,000
Earn out adjustment	35,000
Non-qualified stock options	9,000
Net operating loss carryforward	5,875,000	$ 211,000
Debt discount	(488,000)
Change in entity tax status	(159,000)
Intangible assets	(713,000)
Property and equipment	(193,000)
Valuation allowance	$ (4,555,000)	$ (211,000)
Net long term deferred liability
Net deferred tax